SHORT TERM INVESTMENTS (Narrative) (Details)	Aug. 31, 2019 $ / shares
Vivo Cannabis Inc [Member]
Disclosure Of Short Term Investments [Line Items]
Equity securities, fair value per share	$ 0.44